Investment in joint venture - Disclosure of sensitivity analysis (Details) - Asanko Gold Mine (AGM) [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of joint ventures [line items]
Impact on recoverable amount - increase	$ 14
Impact on recoverable amount - decrease	$ 14